Expense Example - Kotak India Equity Fund	Sep. 02, 2025 USD ($)
Investor Class, Kotak India Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,543
Class A, Kotak India Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	451
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,004
Expense Example, with Redemption, 10 Years	1,818
Class C, Kotak India Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,293
Class I, Kotak India Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
Class II, Kotak India Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	$ 1,061